DEBT - US Dollar Denominated Fixed Rate Debt Additional Information (Details) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2017	Jan. 31, 2014	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2015
Debt Instrument [Line Items]
Long term debt	$ 1,244,459,000		$ 1,113,870,000	$ 1,349,042,000	$ 1,244,459,000
Convertible bond loss on extinguishment	600,000			556,000
Amortization of purchase price adjustment			813,000	$ 10,019,000
Convertible Debt [Member]
Debt Instrument [Line Items]
Stated interest rate		3.07%
Principal amount		$ 200,000,000				$ 200,000,000
Payment terms		5 years
Long-term Debt assumed upon the Merger		$ 161,200,000
Convertible Bond Fair Value Price Upon Merger		80.60%
Purchase price adjustment		$ 38,800,000
Redemption price				97.96%
Long term debt				$ 31,800,000
Debt repurchase	$ 9,400,000			22,400,000	9,400,000
Convertible bond loss on extinguishment				556,000
Amortization of purchase price adjustment			$ 813,000	$ 10,019,000	$ 9,500,000